SHARE-BASED COMPENSATION (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended											12 Months Ended						12 Months Ended					12 Months Ended														12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2011 Resigned senior executive Ordinary Shares item	Dec. 31, 2011 Resigned senior executive Ordinary Shares	Dec. 31, 2013 Share options	Dec. 31, 2013 Share options Non-employee Five years vesting period	Dec. 31, 2013 Share options Non-employee One year vesting period	Dec. 31, 2013 Share options Key employees and directors	Dec. 31, 2012 Share options Key employees and directors	Dec. 31, 2011 Share options Key employees and directors	May 18, 2012 Share options Key employees and directors	Mar. 27, 2008 Share options Key employees and directors	May 18, 2012 Share options Key employees and directors Minimum	May 18, 2012 Share options Key employees and directors Maximum	Dec. 31, 2013 2004 Plan	Dec. 31, 2013 2004 Plan Share options Employee	Dec. 31, 2012 2004 Plan Share options Employee	Dec. 31, 2011 2004 Plan Share options Employee	Dec. 31, 2013 2004 Plan Share options Employee Minimum	Dec. 31, 2013 2004 Plan Share options Employee Maximum	Dec. 31, 2013 2004 Plan Share options Non-employee	Dec. 31, 2012 2004 Plan Share options Non-employee	Dec. 31, 2011 2004 Plan Share options Non-employee	Dec. 31, 2013 2004 Plan Share options Non-employee Minimum	Dec. 31, 2013 2004 Plan Share options Non-employee Maximum	Dec. 31, 2013 2005 Plan	Dec. 31, 2005 2005 Plan	Dec. 31, 2013 2005 Plan Share options Employee	Dec. 31, 2012 2005 Plan Share options Employee	Dec. 31, 2011 2005 Plan Share options Employee	Dec. 31, 2013 2005 Plan Share options Employee Three years vesting period	Dec. 31, 2013 2005 Plan Share options Employee Five years vesting period	Dec. 31, 2013 2005 Plan Share options Employee One year vesting period	Dec. 31, 2013 2005 Plan Share options Employee two	Dec. 31, 2013 2005 Plan Share options Non-employee	Dec. 31, 2012 2005 Plan Share options Non-employee	Dec. 31, 2011 2005 Plan Share options Non-employee	Dec. 31, 2013 2005 Plan Share options Non-employee Minimum	Dec. 31, 2013 2005 Plan Share options Non-employee Maximum	Dec. 31, 2013 2005 Plan Share options Key employees One year vesting period quarter	Dec. 31, 2013 2005 Plan Restricted shares Employee	Dec. 31, 2012 2005 Plan Restricted shares Employee	Dec. 31, 2011 2005 Plan Restricted shares Employee	Dec. 31, 2013 2005 Plan Restricted shares Employee Minimum	Dec. 31, 2013 2005 Plan Restricted shares Employee Maximum	Dec. 31, 2013 2005 Plan Restricted shares Non-employee	Dec. 31, 2012 2005 Plan Restricted shares Non-employee	Dec. 31, 2011 2005 Plan Restricted shares Non-employee	Dec. 31, 2013 2005 Plan Restricted shares Non-employee Three years vesting period	Dec. 31, 2013 2005 Plan Restricted shares Non-employee One year vesting period	Dec. 31, 2013 2005 Plan Performance-based stock options Non-employee item	Dec. 31, 2013 2005 Plan Performance-based stock options Non-employee Vimicro Qingdao item	Dec. 31, 2013 2005 Plan Performance-based stock options Non-employee Zhongtianxin item
Share-based compensation
Share-based compensation expense recognized (in dollars)	$ 1,808	$ 2,074	$ 2,421		$ 2												$ 0	$ 0	$ 0			$ 0	$ 0	$ 0					$ 1,476	$ 1,313	$ 2,130					$ 230	$ 2	$ 4				$ 40	$ 44	$ 123			$ 0	$ 0	$ 0			$ 230
Income tax benefit recognized for share-based compensation arrangements	0	0	0
Tax deduction claimed	0	0	0
Number of share option plans	2
Contractual life	10 years
Ordinary shares reserved for grant																12,541,080											13,065,505
Vesting period							5 years	1 year								5 years																3 years	5 years	1 year											1 year	5 years				3 years	1 year
Percentage of share options vesting in one year after the grant date																20.00%																33.30%	20.00%	16.70%																	100.00%
Initial share options vesting period																1 year																1 year	1 year
Percentage of share options vesting semi-annually over the remaining period																10.00%																16.70%	10.00%
Period during which the remainder of the options will vest																4 years																2 years	4 years
Percentage of the shares vesting monthly																1.60%																																		2.70%
Total share options granted																	10,006,600					664,800								31,754,037						1,731,760																	575,108	22,152
Number of employees																																																				15	14	1
Exercise price of total share options granted (in dollars per share)																				$ 1.60	$ 3.00				$ 1.60	$ 2.50			$ 0.0001						$ 0.36				$ 0.0001	$ 4.55
Options transferred from 2004 Plan (in shares)																											3,065,505
Additional shares authorized for future grants																											18,000,000	10,000,000
Number of quarters of performance review considered for vesting schedule of 16.7%																																									3
Percentage of shares that will vest on satisfactory evaluation for every quarterly performance review																																									50.00%
Share options granted (in shares)						3,230,584																							2,423,324						210,000	597,260	0	0
Total restricted shares granted																																										3,440,600								200,000	30,000
Repriced outstanding options (in shares)												20,484,420
Repriced exercise price of options (in dollars per share)												$ 0.195	$ 0.70
Original exercise price (in dollars per share)														$ 0.32	$ 4.55
Recognized share-based compensation expense arising from the re-pricing of awards (in dollars)									$ 62	$ 715	$ 162
Ordinary shares granted
Ordinary shares granted				4,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001		$ 0.0001
Number of resigned employees to whom shares were issued				1